Voyage Expenses and Vessel Operating Expenses - Voyage Expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Voyage Expenses And Vessel Operating Expenses [Abstract]
Port expenses	$ 3,170,781	$ 2,841,661	$ 2,546,926
Bunkers	8,153,437	11,641,615	6,668,126
Commissions	4,443,642	4,796,483	4,584,612
Other voyage expenses	1,222,661	1,407,416	1,916,873
Total	$ 16,990,521	$ 20,687,175	$ 15,716,537